CASH AND BORROWINGS - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans due within one year	$ 435	$ 279
Long-term bank borrowings	554	930
Corporate bond	993	992
Private placement notes	1,160	1,285
Borrowings	3,142	3,486
Cash at bank	(1,290)	(1,762)	$ (277)
Net debt	1,852	1,722	1,600	$ 1,104
Non-current lease liabilities	141	146
Current lease liabilities	56	58
Net debt including lease liabilities	$ 2,049	1,926	$ 1,770	1,104
Interest swaps
Disclosure of detailed information about borrowings [line items]
Credit balance on derivatives		2
Net debt				$ 3
Net debt including lease liabilities		$ (2)